SEPARATE ACCOUNTS - Summary of Separate Accounts (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Premiums, considerations or deposits	$ 239.0
Reserves	2,068.4
Not subject to discretionary withdrawal	0.0
Market value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	1,664.6
Amortized cost
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	403.8
Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	2,068.4
With market value adjustment | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	30.3
At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	1,664.6
At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	373.5
Indexed
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Premiums, considerations or deposits	0.0
Reserves	30.3
Not subject to discretionary withdrawal	0.0
Indexed | Market value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Indexed | Amortized cost
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	30.3
Indexed | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	30.3
Indexed | With market value adjustment | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	30.3
Indexed | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Indexed | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee Less than/equal to 4%
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Premiums, considerations or deposits	0.0
Reserves	373.5
Not subject to discretionary withdrawal	0.0
Non-Indexed Guarantee Less than/equal to 4% | Market value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee Less than/equal to 4% | Amortized cost
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	373.5
Non-Indexed Guarantee Less than/equal to 4% | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	373.5
Non-Indexed Guarantee Less than/equal to 4% | With market value adjustment | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee Less than/equal to 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee Less than/equal to 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	373.5
Non-Indexed Guarantee More than 4%
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Premiums, considerations or deposits	0.0
Reserves	0.0
Not subject to discretionary withdrawal	0.0
Non-Indexed Guarantee More than 4% | Market value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee More than 4% | Amortized cost
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee More than 4% | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee More than 4% | With market value adjustment | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee More than 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Indexed Guarantee More than 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Guaranteed Separate Accounts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Premiums, considerations or deposits	239.0
Reserves	1,664.6
Not subject to discretionary withdrawal	0.0
Non-Guaranteed Separate Accounts | Market value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	1,664.6
Non-Guaranteed Separate Accounts | Amortized cost
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Guaranteed Separate Accounts | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	1,664.6
Non-Guaranteed Separate Accounts | With market value adjustment | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	0.0
Non-Guaranteed Separate Accounts | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	1,664.6
Non-Guaranteed Separate Accounts | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Reserves	$ 0.0